Subsequent Events (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) Employee Location country	Sep. 26, 2015 USD ($) Segment	Sep. 27, 2014 USD ($)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 28, 2013 USD ($)
Subsequent Event [Line Items]
Additional paid-in capital		$ 406	$ 367
Goodwill		$ 1,652	$ 1,659				$ 1,634
Number of operating segments | Segment		4
AVINTIV Inc.
Subsequent Event [Line Items]
Percentage of capital stock acquired			71.25%
Goodwill	$ 802
Net sales		$ 6,739	$ 6,666
Net losses		$ 40	$ 47
AVINTIV Inc. | 6.0% Second Priority Senior Secured Notes Due 2020
Subsequent Event [Line Items]
Maturity date		2022
AVINTIV Inc. | Incremental Assumption Agreement
Subsequent Event [Line Items]
Maturity date		2022
Subsequent Events
Subsequent Event [Line Items]
Voluntary principal payment on outstanding term loan				$ 100	$ 100	$ 50
Subsequent Events | AVINTIV Inc.
Subsequent Event [Line Items]
Percentage of capital stock acquired	100.00%
Purchase price	$ 2,300
Working capital	181
Property, plant and equipment	969
Intangible asset	586
Goodwill	802
Other assets	46
Deferred tax liability	114
Other long-term liabilities	$ 207
Number of locations | Location	23
Number of countries | country	14
Number of employees | Employee	4,500
Subsequent Events | AVINTIV Inc. | 6.0% Second Priority Senior Secured Notes Due 2020
Subsequent Event [Line Items]
Debt instrument, face amount	$ 400
Debt instrument, interest rate	6.00%
Subsequent Events | AVINTIV Inc. | Incremental Assumption Agreement
Subsequent Event [Line Items]
Debt instrument, face amount	$ 2,100
Subsequent Events | Providencia
Subsequent Event [Line Items]
Percentage of capital stock acquired	28.75%
Purchase price	$ 66
Additional paid-in capital	$ 3